SCHEDULE OF ADVANCE TO SUPPLIERS, NET (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Advance To Suppliers Net
Advance for products and services from third parties	$ 7,728,834	$ 7,565,683
Less: allowance for expected credit losses	(3,196,567)	(1,669,088)	$ (599,482)	$ (562,848)
Advance to suppliers, net	$ 4,532,267	$ 5,896,595